Related parties transactions and balances (Tables)	12 Months Ended
Dec. 31, 2025
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Disclosure of key management personnel remuneration
Below are the amounts recognized in the consolidated statements of profit or loss and other comprehensive income related to Company management personnel:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Share-based payment	48,149	28,776	18,618
Short-term benefits	22,099	20,861	13,959

Total compensation to management personnel	70,248	49,637	32,577